Transaction with related parties (Details 1) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [line items]
Net sales to third parties from continuing operations	$ 47,445	$ 44,751	$ 42,338
Executive Commitee members	15	17	11
Non-executive directors	13	13	13
Roche Holding AG [member]
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate	33.30%	33.30%	33.30%
Genentech / Roche [member]
Disclosure of transactions between related parties [line items]
Net expense, royalties cost sharing and profit sharing	$ (101)	$ (34)	$ 33
Number of contracts with related parties	2
Genentech / Roche [member] | Lucentis [member]
Disclosure of transactions between related parties [line items]
Net sales to third parties from continuing operations	$ 2,100	2,000	1,900
Genentech / Roche [member] | Xolair [member]
Disclosure of transactions between related parties [line items]
Net sales to third parties from continuing operations	$ 1,200	$ 1,000	$ 920